Condensed consolidated statements of profit or loss and other comprehensive income (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue
Cost of sales – impairment on inventory	(7,573)	(660)
Gross profit	(7,573)	(660)
Operating expenses
Administration expenses	(10,814)	(6,980)
Share-based payment expense	(167)	(1,755)
Operating loss	(18,554)	(9,395)
Net finance income
Finance income	37	1,236
Finance costs		(898)
Interest receivable and similar income	29	9
Interest payable and similar expense	(277)	(16)
Derivative financial instruments at FVTPL	5,283	1,694
Net finance income/(costs)	5,072	2,025
Share of losses of equity-accounted investees	(205)	(282)
Loss before tax	(13,687)	(7,652)
Income tax expense	(159)	(34)
Total comprehensive loss for the year	€ (13,846)	€ (7,686)
Basic loss per share	€ (0.96)	€ (0.59)
Diluted loss per share	€ (0.96)	€ (0.59)